Cover - shares	3 Months Ended
	Sep. 30, 2024	Nov. 19, 2024
Cover [Abstract]
Entity Registrant Name	HAWKEYE SYSTEMS, INC.
Entity Central Index Key	0001750777
Document Type	10-Q/A
Amendment Flag	true
Current Fiscal Year End Date	--06-30
Entity Small Business	true
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Sep. 30, 2024
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2025
Entity Common Stock Shares Outstanding		8,706,772
Document Quarterly Report	true
Document Transition Report	false
Entity File Number	333-180954
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-0799093
Entity Address Address Line 1	6605 Abercorn
Entity Address Address Line 2	Suite 204
Entity Address City Or Town	Savannah
Entity Address State Or Province	GA
Entity Address Postal Zip Code	31405
City Area Code	912
Local Phone Number	253-0375
Entity Interactive Data Current	Yes
Amendment Description	Amendment